SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		4 Months Ended	6 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended					0 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2011	Sep. 01, 2011	Feb. 11, 2010	Aug. 30, 2011 Relief Canyon Mine	Feb. 01, 2012 Silver Scott Mines	Apr. 05, 2012 Victoria Gold
Net loss attributable to Pershing Gold Corporation	$ (14,532,709)	$ (2,316,811)	$ (11,790,138)	$ (40,515,211)	$ (3,605,173)	$ (52,305,349)	$ (2,022,497)	$ (24,556,772)
NET CASH USED IN OPERATING ACTIVITIES			(1,962,459)	(4,246,103)	(5,757,363)	(6,208,562)	(3,330,075)	(7,500,568)
Non-cash expenses				36,017,412
Working Capital	3,465,804			3,465,804		3,465,804
Accumulated Deficit, combined	(73,215,466)			(73,215,466)		(73,215,466)
Cash and cash equivalents	4,041,476	1,867,422	3,670,567	4,041,476	1,867,422	4,041,476	509,550	3,670,567	920,384
Prepaid expenses - current portion	227,475		463,737	227,475		227,475	49,882	463,737
Prepaid expenses - long-term portion			37,759					37,759
Exploration Cost Incurred				3,059,961
Fair Value of Mineral Property Acquisitions											8,501,071
Cash paid for acquisition											12,000,000	550,000	2,000,000
Common Stock Issued for purchase of assets or interest													10,000,000
Warrants Issued for purchase of assets or interest													5,000,000
Warrant Exercise Price													$ 0.60
Net Smelter Return Royalty Percentage											2.00%		2.00%
Description of property acquired													Rights to 13,300 acres of unpatented mining claims and private lands adjacent to the Relief Canyon Mine Property.
Reclamation bond deposit	$ 4,557,629		$ 4,557,629	$ 4,557,629		$ 4,557,629		$ 4,557,629